JPMORGAN TRUST I

270 Park Avenue

New York, NY 10017

March 5, 2014

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Attention: Filing Desk

Re:	JPMorgan Trust I (the “Trust”) on behalf of
the funds (the “Funds”) listed on
Appendix A hereto
File Nos. 811-21295 and 333-103022

Ladies and Gentlemen:

Pursuant to the requirements of the Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectuses and Statements of Additional Information the Funds listed in Appendix A do not differ from the prospectuses and Statements of Additional Information contained in the Post-Effective Amendment No. 326 (Amendment 327 under the Investment Company Act of 1940) filed electronically on February 27, 2014.

If you have any questions, please call the undersigned at (212) 648-0472.

Sincerely,

/s/ Gregory S. Samuels
Gregory S. Samuels
Assistant Secretary

March 5, 2014	JPMorgan Trust I

Appendix A

J.P. Morgan Funds
JPMorgan Diversified Risk Fund
JPMorgan Income Builder Fund
JPMorgan Strategic Preservation Fund

J.P. Morgan International Equity Funds
JPMorgan Global Allocation Fund

J.P. Morgan U.S. Equity Funds
JPMorgan Growth Long/Short Fund
JPMorgan Multi-Cap Long/Short Fund
JPMorgan Research Equity Long/Short Fund

J.P. Morgan SMA Funds
JPMorgan International Value SMA Fund
JPMorgan Tax Aware Real Return SMA Fund

J.P. Morgan Specialty Funds
JPMorgan Research Market Neutral Fund